MATRIX ADVISORS FUNDS TRUST

Matrix Advisors Dividend Fund (the “Fund”)

Supplement dated May 21, 2025 to the Fund’s Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) dated October 31, 2024

Effective June 2, 2025, the mailing address for the Fund has changed. Going forward, please send written requests to obtain Fund documentation, or to purchase or redeem shares of the Fund to:

Regular Mail:
Matrix Advisors Dividend Fund
c/o U.S. Bank Global Fund Services
PO Box 219252
Kansas City, MO 64121-9252

Overnight Delivery:
Matrix Advisors Dividend Fund
c/o U.S. Bank Global Fund Services
801 Pennsylvania Ave, Suite 219252
Kansas City, MO 64105-1307

Please retain this supplement with your Prospectus, Summary Prospectus and SAI for reference.